Common Stock - Summary of Outstanding Warrants (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Total Outstanding and Exercisable | shares	2,779,933
Exercise price per unit of warrant | $ / shares	$ 4.00
Expiration Date	2019-07
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Total Outstanding and Exercisable | shares	670,269
Exercise price per unit of warrant | $ / shares	$ 4.00
Expiration Date	2019-07
Series A-1 Units [Member]
Class of Warrant or Right [Line Items]
Total Outstanding and Exercisable | shares	239,234
Exercise price per unit of warrant | $ / shares	$ 2.40
Expiration Date	2020-10